Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash, restricted cash, and cash equivalents		$ 1,601,255	$ 6,819,564
Prepaid expenses and other current assets		368,780	256,459
Total current assets		1,970,035	7,076,023
Operating lease right-of-use asset		2,189,565	2,846,041
Property and equipment, net		966,702	1,427,424
Total assets		5,126,302	11,349,488
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Accounts payable		1,671,745	391,185
Accrued liabilities		144,633	100,394
Common stock subscription deposit		1,875
Operating lease liability		769,092	672,374
Short-term notes payable, net		599,692
Preferred stock warrant liability		320,117
Total current liabilities		3,507,154	1,163,953
Operating lease liability, net of current portion		1,575,499	2,344,590
Preferred stock warrant liability			610,381
Total liabilities		5,082,653	4,118,924
Convertible preferred stock, $0.0001 par value per share, issuable in series:
Total convertible preferred stock		42,101,344	42,101,344
Stockholders’ deficit
Common stock value		907	904
Additional paid-in capital		1,031,219	928,560
Accumulated deficit		(43,089,821)	(35,800,244)
Total stockholders’ deficit		(42,057,695)	(34,870,780)
Total liabilities, convertible preferred stock and stockholders’ deficit		5,126,302	11,349,488
Phoenix Biotech Acquisition Corp
ASSETS
Cash		96,873	475,870
Prepaid expenses and other current assets		27,426	225,188
Money market funds held in Trust Account		8,436,311
Restricted cash held in Trust Account			41,665,974
Total assets		8,560,610	42,367,032
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Accounts payable and accrued expenses		3,535,084	1,653,120
Income tax payable		23,633	599,159
Shareholder redemption liability			27,842,747
Excise tax payable		56,389
Due to Affiliate		3,315	3,315
Total current liabilities		5,173,421	30,748,341
Deferred underwriting fee payable		9,150,000	9,150,000
Total liabilities		14,323,421	39,898,341
Commitments and contingencies
REDEEMABLE COMMON STOCK
Class A Common stock subject to possible redemption, $0.0001 par value, 764,957 and 1,288,298 shares at redemption value of $11.03 and $10.26 per share as of December 31, 2023 and 2022, respectively		8,436,311	13,468,845
Convertible preferred stock, $0.0001 par value per share, issuable in series:
Preferred stock, value
Stockholders’ deficit
Additional paid-in capital
Accumulated deficit		(14,199,669)	(11,000,701)
Total stockholders’ deficit		(14,199,122)	(11,000,154)
Total liabilities, convertible preferred stock and stockholders’ deficit		8,560,610	42,367,032
Phoenix Biotech Acquisition Corp | Related Party
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Working capital loan – related party		1,555,000	650,000
Convertible preferred stock Series Seed
Convertible preferred stock, $0.0001 par value per share, issuable in series:
Preferred stock, value		4,077,560	4,077,560
Series A
Convertible preferred stock, $0.0001 par value per share, issuable in series:
Preferred stock, value		38,023,784	38,023,784
Class A Common Stock | Phoenix Biotech Acquisition Corp
Stockholders’ deficit
Common stock value		547	88
Class B Common Stock | Phoenix Biotech Acquisition Corp
Stockholders’ deficit
Common stock value			459
Successor
ASSETS
Cash, restricted cash, and cash equivalents	$ 4,593,103
Other receivables	162,057
Prepaid expenses and other current assets	746,045
Total current assets	5,501,205
Deferred offering costs	683,345
Operating lease right-of-use asset	2,015,047
Property and equipment, net	853,059
Total assets	9,052,656
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Accounts payable	7,059,695
Accrued liabilities	294,343
Common stock subscription deposit
Operating lease liability	794,893
Short-term notes payable, net	402,514
Earnout liability	3,100,000
Common stock warrant liability
Total current liabilities	11,651,445
Advance from shareholder	13,723
Operating lease liability, net of current portion	1,366,585
Total liabilities	13,031,753
Commitments and contingencies
Convertible preferred stock, $0.0001 par value per share, issuable in series:
Total convertible preferred stock
Stockholders’ deficit
Common stock value
Additional paid-in capital	53,994,723
Stock subscription receivable	(2,500,000)
Accumulated deficit	(64,913,124)
Total stockholders’ deficit	(3,979,097)
Total liabilities, convertible preferred stock and stockholders’ deficit	9,052,656
Successor | Convertible preferred stock Series Seed
Convertible preferred stock, $0.0001 par value per share, issuable in series:
Preferred stock, value
Successor | Series A
Convertible preferred stock, $0.0001 par value per share, issuable in series:
Preferred stock, value
Successor | Series A Convertible Preferred Stock
Convertible preferred stock, $0.0001 par value per share, issuable in series:
Preferred stock, value	8,937,852
Successor | Series B Convertible Preferred Stock
Convertible preferred stock, $0.0001 par value per share, issuable in series:
Preferred stock, value	500,000
Successor | Class A Common Stock
Stockholders’ deficit
Common stock value	1,452
Successor | Class B Common Stock
Stockholders’ deficit
Common stock value
Predecessor
ASSETS
Cash, restricted cash, and cash equivalents		1,601,255
Other receivables
Prepaid expenses and other current assets		368,780
Total current assets		1,970,035
Deferred offering costs
Operating lease right-of-use asset		2,189,565
Property and equipment, net		966,702
Total assets		5,126,302
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Accounts payable		1,671,745
Accrued liabilities		144,633
Common stock subscription deposit		1,875
Operating lease liability		769,092
Short-term notes payable, net		599,692
Earnout liability
Common stock warrant liability		320,117
Total current liabilities		3,507,154
Advance from shareholder
Operating lease liability, net of current portion		1,575,499
Total liabilities		5,082,653
Commitments and contingencies
Convertible preferred stock, $0.0001 par value per share, issuable in series:
Total convertible preferred stock		42,101,344
Stockholders’ deficit
Common stock value		907
Additional paid-in capital		1,031,219
Stock subscription receivable
Accumulated deficit		(43,089,821)
Total stockholders’ deficit		(42,057,695)	$ (34,870,780)
Total liabilities, convertible preferred stock and stockholders’ deficit		5,126,302
Predecessor | Convertible preferred stock Series Seed
Convertible preferred stock, $0.0001 par value per share, issuable in series:
Preferred stock, value		4,077,560
Predecessor | Series A
Convertible preferred stock, $0.0001 par value per share, issuable in series:
Preferred stock, value		38,023,784
Predecessor | Series A Convertible Preferred Stock
Convertible preferred stock, $0.0001 par value per share, issuable in series:
Preferred stock, value
Predecessor | Series B Convertible Preferred Stock
Convertible preferred stock, $0.0001 par value per share, issuable in series:
Preferred stock, value
Predecessor | Class A Common Stock
Stockholders’ deficit
Common stock value
Predecessor | Class B Common Stock
Stockholders’ deficit
Common stock value